Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Line Items]
Subtotal	$ 1,529,470	$ 1,322,045
Less: accumulated depreciation	(1,149,155)	(816,934)
Total property and equipment, net	380,315	505,111
Office equipment [Member]
Property and Equipment, Net [Line Items]
Subtotal	1,003,594	822,262
Furniture & Fitting [Member]
Property and Equipment, Net [Line Items]
Subtotal	70,563	68,490
Office and warehouse renovation [Member]
Property and Equipment, Net [Line Items]
Subtotal	$ 455,313	$ 431,293